Note 8 - Common Stock (Details) - Summary of Reserved Common Stock	Dec. 31, 2013
Note 8 - Common Stock (Details) - Summary of Reserved Common Stock [Line Items]
Reserved common stock	568,227,020
Conversion of Series A Convertible Preferred Stock [Member]
Note 8 - Common Stock (Details) - Summary of Reserved Common Stock [Line Items]
Reserved common stock	291,132,255
Conversion of Series B Convertible Preferred Stock [Member]
Note 8 - Common Stock (Details) - Summary of Reserved Common Stock [Line Items]
Reserved common stock	171,199,348
Exercise of Options Under Stock Plan [Member]
Note 8 - Common Stock (Details) - Summary of Reserved Common Stock [Line Items]
Reserved common stock	45,146,118
Issuance of Options Under Stock Plan [Member]
Note 8 - Common Stock (Details) - Summary of Reserved Common Stock [Line Items]
Reserved common stock	36,449,336
Exercise and Conversion of Convertible Preferred Stock Warrants [Member]
Note 8 - Common Stock (Details) - Summary of Reserved Common Stock [Line Items]
Reserved common stock	24,299,963